Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock: par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock: Authorized	500,000,000	500,000,000	500,000,000	500,000,000
Preferred stock: issued			0	0
Preferred stock: outstanding			0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock Authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common stock Shares, issued	270,777,909	268,777,909	242,777,909	242,777,909
Common stock Shares, outstanding	270,777,909	268,777,909